Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fintech SGR [Member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 2,535,472	$ 1,477,165
Subsidiaries [member] | Macro securities SA [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	4,528,425	2,720,419
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	1,319,372	1,395,627
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 16,840,167	$ 11,912,135